Commodity Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity Derivative Financial Instruments

Note 4. Commodity Derivative Financial Instruments

The Company’s ongoing operations expose it to changes in the market price for natural gas assets. To mitigate the inherent commodity price risk associated with its operations, the Company periodically uses natural gas commodity derivative instruments. From time to time, such instruments may include variable-to-fixed-price swaps, costless collars, fixed-price contracts, and other contractual arrangements. The Company enters into natural gas derivative contracts that contain netting arrangements with each counterparty. The Company does not enter into derivative instruments for speculative purposes.

As of June 30, 2026, the Company’s open derivative contracts consisted of fixed-price swap natural gas contracts and oil contracts as well as natural gas costless collar contracts. A fixed-price swap contract between the Company and a counterparty specifies a fixed price for the contract and pays a floating market price to the counterparty over a specified period for a contracted volume. A costless collar contract between the Company and the counterparty specifies a floor and a ceiling commodity price over a specified period for a contracted volume. The Company has not designated any of its contracts as fair value or cash flow derivatives. Accordingly, the changes in fair value of the contracts are included in the consolidated statements of operations in the period of the change. All derivative gains and losses from the Company’s derivative contracts have been recognized in revenue in the Company’s accompanying consolidated statements of operations. Derivative instruments that have not yet been settled in cash are reflected as either derivative assets or liabilities in the Company’s accompanying consolidated balance sheets as of June 30, 2026 and December 31, 2025.

The Company’s oil transactions are settled based upon the average daily prices for the calendar month of the contract period and its natural gas contracts are settled based upon the last day settlement of the first nearby month futures contract of the contract period. Settlement for oil derivative contracts occurs in the succeeding month and natural gas derivative contracts are settled in the production month.

The Company’s derivative contracts expose it to credit risk in the event of nonperformance by counterparties that may adversely impact the fair value of the Company’s commodity derivative assets. While the Company does not require contract counterparties to post collateral, the Company does evaluate the credit standing on each counterparty as deemed appropriate. The evaluation includes reviewing a counterparty’s credit rating and latest financial information.

The Company utilizes the market approach in determining the fair value of its derivative positions by using either Henry Hub, Texas Eastern Transmission Company Market Zone 2 (“TETCO M2”) or West Texas Intermediate (“WTI”) published market prices, independent broker pricing data or broker/dealer valuations. Over-the-counter derivatives with Henry Hub, TETCO M2 or WTI based prices are considered Level 2 due to the impact of counterparty credit risk. The Company’s derivatives are classified within Level 2.

The table below summarizes the fair values and classifications of the Company’s derivative instruments as of June 30, 2026, and December 31, 2025 (in thousands):

		As of June 30, 2026
Classification	Balance Sheet Location	Gross Fair Value	Effect of Netting	Net Carrying Value
Assets:
Current asset	Other current assets	$13,413	$(4,881)	$8,532
Long-term asset	Other assets	7,385	(7,385)	-
Total assets		$20,798	$(12,266)	$8,532
Liabilities:
Current liability	Other current liabilities	$4,881	$(4,881)	$-
Long-term liability	Other non-current liabilities	8,186	(7,385)	801
Total liabilities		$13,067	$(12,266)	$801

		As of December 31, 2025
Classification	Balance Sheet Location	Gross Fair Value	Effect of Netting	Net Carrying Value
Assets:
Current asset	Other current assets	$9,557	$(4,208)	$5,349
Long-term asset	Other assets	5,990	(5,990)	-
Total assets		$15,547	$(10,198)	$5,349
Liabilities:
Current liability	Other current liabilities	$4,208	$(4,208)	$-
Long-term liability	Other non-current liabilities	10,659	(5,990)	4,669
Total liabilities		$14,867	$(10,198)	$4,669

Changes in the fair values of the Company’s derivative instruments are presented on a net basis in the accompanying consolidated statements of operations and consolidated statements of cash flows and consist of the following for the three and six months ended June 30, 2026, and 2025 (in thousands):

	Three Months		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Unrealized gain (loss) of open non-hedge derivative instruments	$6,655	$8,783	$7,051	$370
Realized gain (loss) on settlement of non-hedge derivative instruments	4,329	1,943	(1,376)	1,482
Gain (loss) on commodity derivative instruments	$10,984	$10,726	$5,675	$1,852

The Company had the following open derivative contracts for as of June 30, 2026:

Period and Type of Contract	Volume (MMBtu)	Weighted Average Price (Per MMBtu)
Natural Gas Fixed Price Swaps:
2026
Third Quarter	5,087,000	$4.05
Fourth Quarter	5,494,000	$4.06
2027
First Quarter	5,197,000	$3.98
Second Quarter	5,035,000	$3.85
Third Quarter	5,088,000	$3.85
Fourth Quarter	5,130,000	$3.85
2028
First Quarter	4,597,000	$3.75
Second Quarter	3,524,000	$3.74
Third Quarter	3,517,000	$3.65
Fourth Quarter	3,492,000	$3.66
2029
First Quarter	2,536,000	$3.64
Second Quarter	533,000	$3.38

Period and Type of Contract	Volume (MMBtu)	Weighted Average Price (Per MMBtu)
Natural Gas TETCO M2 Fixed Price Swaps:
2026
Third Quarter	1,962,000	$(1.07)
Fourth Quarter	1,979,000	$(1.07)
2027
First Quarter	2,035,000	$(1.03)
Second Quarter	1,857,000	$(1.04)
Third Quarter	1,872,000	$(1.03)
Fourth Quarter	1,886,000	$(1.04)
2028
First Quarter	1,551,000	$(0.91)
Second Quarter	667,000	$(0.94)
Third Quarter	667,000	$(0.96)
Fourth Quarter	675,000	$(0.94)
2029
First Quarter	547,000	$(0.96)
Second Quarter	291,000	$(1.03)

Period and Type of Contract	Volume (Bbls)	Weighted Average Price (Per Bbl)
WTI Fixed Price Swaps:
2026
Third Quarter	44,000	$63.00
Fourth Quarter	41,000	$62.04
2027
First Quarter	40,000	$61.74
Second Quarter	34,000	$61.30
Third Quarter	33,000	$61.36
Fourth Quarter	34,000	$61.46
2028
First Quarter	32,000	$61.37
Second Quarter	19,000	$62.75
Third Quarter	20,000	$62.75
Fourth Quarter	20,000	$62.75
2029
First Quarter	7,000	$62.75

		Weighted Average	Weighted Average
Period and Type of Contract	Volume (MMBtu)	Floor Price (Per MMBtu)	Ceiling Price (Per MMBtu)
Natural Gas Collar Contracts:
2026
Third Quarter	300,000	$3.00	$3.60

Note 5—Commodity Derivative Financial Instruments

The Company’s ongoing operations expose it to changes in the market price for natural gas assets. To mitigate the inherent commodity price risk associated with its operations, the Company periodically uses natural gas commodity derivative instruments. From time to time, such instruments may include variable-to-fixed-price swaps, costless collars, fixed-price contracts, and other contractual arrangements. The Company enters into natural gas derivative contracts that contain netting arrangements with each counterparty. The Company does not enter into derivative instruments for speculative purposes.

As of December 31, 2025, the Company’s open derivative contracts consisted of fixed-price swap natural gas contracts and oil contracts as well as natural gas costless collar contracts. A fixed-price swap contract between the Company and a counterparty specifies a fixed price for the contract and pays a floating market price to the counterparty over a specified period for a contracted volume. A costless collar contract between the Company and the counterparty specifies a floor and a ceiling commodity price over a specified period for a contracted volume. The Company has not designated any of its contracts as fair value or cash flow derivatives. Accordingly, the changes in fair value of the contracts are included in the consolidated statements of operations in the period of the change. All derivative gains and losses from the Company’s derivative contracts have been recognized in revenue in the Company’s accompanying consolidated statements of operations. Derivative instruments that have not yet been settled in cash are reflected as either derivative assets or liabilities in the Company’s accompanying consolidated balance sheets as of December 31, 2025 and 2024.

The Company’s oil transactions are settled based upon the average daily prices for the calendar month of the contract period and its natural gas contracts are settled based upon the last day settlement of the first nearby month futures contract of the contract period. Settlement for oil derivative contracts occurs in the succeeding month and natural gas derivative contracts are settled in the production month.

The Company’s derivative contracts expose it to credit risk in the event of nonperformance by counterparties that may adversely impact the fair value of the Company’s commodity derivative assets. While the Company does not require contract counterparties to post collateral, the Company does evaluate the credit standing on each counterparty as deemed appropriate. The evaluation includes reviewing a counterparty’s credit rating and latest financial information.

The Company utilizes the market approach in determining the fair value of its derivative positions by using either Henry Hub, Texas Eastern Transmission Company Market Zone 2 (“TETCO M2”) or West Texas Intermediate (“WTI”) published market prices, independent broker pricing data or broker/dealer valuations. Over-the-counter derivatives with Henry Hub, TETCO M2 or WTI based prices are considered Level 2 due to the impact of counterparty credit risk. The Company’s derivatives are classified within Level 2.

The table below summarizes the fair values and classifications of the Company’s derivative instruments as of December 31, 2025, and 2024 (in thousands):

		As of December 31, 2025
Classification	Balance Sheet Location	Gross Fair Value	Effect of Netting	Net Carrying Value
Assets:
Current asset	Other current assets	$9,557	$(4,208)	$5,349
Long-term asset	Other assets	5,990	(5,990)	—
Total assets		$15,547	$(10,198)	$5,349
Liabilities:
Current liability	Other current liabilities	$4,208	$(4,208)	$—
Long-term liability	Other non-current liabilities	10,659	(5,990)	4,669
Total liabilities		$14,867	$(10,198)	$4,669

		As of December 31, 2024
Classification	Balance Sheet Location	Gross Fair Value	Effect of Netting	Net Carrying Value
Assets:
Current asset	Other current assets	$2,080	$(1,927)	$153
Long-term asset	Other assets	1,882	(1,882)	—
Total assets		$3,962	$(3,809)	$153
Liabilities:
Current liability	Other current liabilities	$1,927	$(1,927)	$—
Long-term liability	Other non-current liabilities	8,321	(1,882)	6,439
Total liabilities		$10,248	$(3,809)	$6,439

Changes in the fair values of the Company’s derivative instruments are presented on a net basis in the accompanying consolidated statements of operations and consolidated statements of cash flows and consist of the following for the years ended December 31, 2025, and 2024 (in thousands):

	For the Year Ended December 31,
	2025	2024
Unrealized gain (loss) of open non-hedge derivative instruments	$8,121	$(13,134)
Realized gain (loss) on settlement of non-hedge derivative instruments	8,527	8,716
Gain (loss) on commodity derivative instruments	$16,648	$(4,418)

The Company had the following open derivative contracts for as of December 31, 2025:

Period and Type of Contract	Volume (MMBtu)	Weighted Average Price (Per MMBtu)
Natural Gas Fixed Price Swaps:
2026
First Quarter	4,428,000	$4.12
Second Quarter	4,920,000	$4.04
Third Quarter	4,896,000	$4.06
Fourth Quarter	5,379,000	$4.07
2027
First Quarter	5,092,000	$3.99
Second Quarter	4,938,000	$3.86
Third Quarter	4,990,000	$3.86
Fourth Quarter	5,025,000	$3.85
2028
First Quarter	4,374,000	$3.76
Second Quarter	3,157,000	$3.75
Third Quarter	3,164,000	$3.65
Fourth Quarter	3,149,000	$3.66
2029
First Quarter	2,273,000	$3.64
Second Quarter	533,000	$3.38

Period and Type of Contract	Volume (MMBtu)	Weighted Average Price (Per MMBtu)
Natural Gas TETCO M2 Fixed Price Swaps:
2026
First Quarter	1,959,000	$(0.45)
Second Quarter	1,958,000	$(0.81)
Third Quarter	1,962,000	$(1.02)
Fourth Quarter	1,979,000	$(1.04)
2027
First Quarter	2,035,000	$(0.48)
Second Quarter	1,857,000	$(0.75)
Third Quarter	1,872,000	$(0.99)
Fourth Quarter	1,886,000	$(1.04)
2028
First Quarter	1,551,000	$(0.46)
Second Quarter	667,000	$(0.70)
Third Quarter	667,000	$(0.98)
Fourth Quarter	675,000	$(0.94)
2029
First Quarter	547,000	$(0.43)
Second Quarter	291,000	$(0.61)

Period and Type of Contract	Volume (Bbls)	Weighted Average Price (Per MMBtu)
WTI Fixed Price Swaps:
2026
First Quarter	21,000	$64.25
Second Quarter	20,000	$62.62
Third Quarter	19,000	$60.34
Fourth Quarter	17,000	$59.50
2027
First Quarter	16,000	$59.50
Second Quarter	16,000	$59.50
Third Quarter	15,000	$59.50
Fourth Quarter	14,000	$59.50
2028
First Quarter	14,000	$59.50

Period and Type of Contract	Volume (MMBtu)	Weighted Average Floor Price (Per MMBtu)	Weighted Average Ceiling Price (Per MMBtu)
Natural Gas Collar Contracts:
2026
First Quarter	720,000	$3.50	$4.62
Second Quarter	225,000	$3.00	$3.60
Third Quarter	300,000	$3.00	$3.60